Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities:
Total fair value of other financial liabilities	€ 280,893	€ 164,904
Level 1 [Member]
Non-current liabilities:
Debentures	84,814	73,211
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities	84,814	73,211
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	209,005	94,677
Total fair value of other financial liabilities	209,005	94,677
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	82,724	71,584
Loans from banks and others (including current maturities)	198,169	93,320
Total fair value of other financial liabilities	€ 280,893	€ 164,904
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel